OPERATING LEASE (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Operating Lease
Operating lease right-of-use assets	$ 244,586	$ 34,623	$ 102,754
Operating lease liabilities	$ 244,586
Operating lease discount rate	6.25%
Operating cash outflow	$ 120,809	40,691	$ 29,255
Operating lease right-of-use assets		$ 34,623